Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Net income (loss) per share attributable to ordinary shareholders
Net Income (Loss) Per Share

Note 14 Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	For the year ended December 31
	2022	2023	2023
	HKD’000	HKD’000	US$’000
Basic and diluted loss per share
Numerator:
Net income (loss) for the year attributable to the Company’s ordinary shareholders	8,653	(1,462)	(188)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding	10,000,000	10,084,932	10,084,932

Weighted average number of basic and diluted ordinary shares used in calculating loss per share	10,000,000	10,084,932	10,084,932

Basic and diluted net income (loss) per share (cents)	86.53	(14.50)	(1.86)